Related-party Transactions - Summary of Compensation and Other Transactions with Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [line items]
Short-term benefits	₨ 633.9	$ 9.2	₨ 798.4	₨ 693.1
Post-employment benefits	54.6	0.8	17.6	184.7
Share based payment	4.4	0.1
Sale of products	₨ 49,283.7	$ 712.7	₨ 74,644.0	60,192.4
Dividend paid				730.0
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Sale of products				8.1
Dividend paid				₨ 0.0